Acquisitions of Subsidiaries - Schedule of Assets Acquired and Liabilities Assumed and Goodwill (Details)	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Assets Acquired and Liabilities Assumed and Goodwill [Abstract]
Total purchase considerations	$ 3,582,250
Fair value of assets acquired:
Cash and cash equivalents	837,983
Restricted cash	3,995,456
Trade accounts receivables	4,998,140
Inventories	1,904,532
Other receivables, net	30,388
Other current assets	93,263
Property and equipment, net	3,299
Intangible assets, net	2,087,109
Total assets acquired	13,950,170
Fair value of liabilities assumed:
Accounts payable	6,718,157
Notes payable	4,532,086
Other payables	42,686
Taxes payable	16,947
Deferred tax liabilities	521,777
Total liabilities assumed	11,831,653
Total net assets acquired	2,118,517
Goodwill as a result of the acquisition	$ 1,463,733